Securities Classified as Available-for-Sale with Unrealized Losses (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	$ 94,979,928	$ 10,599,223
Fair Value, Losses 12 Months or More	5,655,520	4,129,842
Fair Value, Total	100,635,448	14,729,065
Gross Unrealized Losses, Losses less than 12 Months	3,216,548	48,499
Gross Unrealized Losses, Losses 12 Months or More	1,703,027	2,049,835
Gross Unrealized Losses, Total	4,919,575	2,098,334
Obligations of U.S. government agencies
Schedule Of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	6,898,945	5,063,924
Fair Value, Losses 12 Months or More	0	0
Fair Value, Total	6,898,945	5,063,924
Gross Unrealized Losses, Losses less than 12 Months	124,491	20,735
Gross Unrealized Losses, Losses 12 Months or More	0	0
Gross Unrealized Losses, Total	124,491	20,735
Tax-exempt and tax-able obligations of states and municipal subdivisions
Schedule Of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	37,725,915	4,556,699
Fair Value, Losses 12 Months or More	1,297,792	254,605
Fair Value, Total	39,023,707	4,811,304
Gross Unrealized Losses, Losses less than 12 Months	1,523,780	26,000
Gross Unrealized Losses, Losses 12 Months or More	11,256	121
Gross Unrealized Losses, Total	1,535,036	26,121
Mortgage-backed securities
Schedule Of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	39,540,663	0
Fair Value, Losses 12 Months or More	0	236,886
Fair Value, Total	39,540,663	236,886
Gross Unrealized Losses, Losses less than 12 Months	1,394,067	0
Gross Unrealized Losses, Losses 12 Months or More	0	14,364
Gross Unrealized Losses, Total	1,394,067	14,364
Corporate obligations
Schedule Of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	10,814,405	978,600
Fair Value, Losses 12 Months or More	3,386,225	2,668,168
Fair Value, Total	14,200,630	3,646,768
Gross Unrealized Losses, Losses less than 12 Months	174,210	1,764
Gross Unrealized Losses, Losses 12 Months or More	1,407,791	1,750,050
Gross Unrealized Losses, Total	1,582,001	1,751,814
Other
Schedule Of Trading Securities and Other Trading Assets [Line Items]
Fair value, Losses less than 12 Months	0	0
Fair Value, Losses 12 Months or More	971,503	970,183
Fair Value, Total	971,503	970,183
Gross Unrealized Losses, Losses less than 12 Months	0	0
Gross Unrealized Losses, Losses 12 Months or More	283,980	285,300
Gross Unrealized Losses, Total	$ 283,980	$ 285,300